Allowance for Loan Losses (the Allowance)	12 Months Ended
Dec. 31, 2019
Allowance for Loan Losses (the Allowance)
Allowance for Loan Losses (the Allowance)

(6)Allowance for Loan and Lease Losses (the Allowance)

The Allowance is established through provisions for loan and lease losses charged against income. Loans deemed to be uncollectible are charged against the Allowance, and subsequent recoveries, if any, are credited to the Allowance.

The Allowance is maintained at a level considered adequate to provide for losses that are probable and estimable. Management’s periodic evaluation of the adequacy of the Allowance is based on known and inherent risks in the portfolio, adverse situations that may affect the borrower’s ability to repay, the estimated value of any underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. This evaluation is subjective as it requires material estimates that may be susceptible to significant revisions as more information becomes available.

Roll-Forward of the Allowance by Portfolio Segment

The following tables detail the roll‑forward of the Corporation’s Allowance, by portfolio segment, as of December 31, 2019 and 2018, respectively:

	Balance,				Balance,
(dollars in thousands)	December 31, 2018	Charge-offs	Recoveries	Provision	December 31, 2019
Commercial mortgage	$3,209	—	237	(20)	3,426
Home Equity lines and loans	323	—	10	9	342
Residential mortgage	191	—	5	(17)	179
Construction	1,627	—	—	735	2,362
Commercial and industrial	2,612	(30)	333	(231)	2,684
Small business loans	78	—	—	431	509
Consumer	3	—	4	(1)	6
Leases	10	—	—	(5)	5
Total	$8,053	(30)	589	901	9,513

	Balance,				Balance,
(dollars in thousands)	December 31, 2017	Charge-offs	Recoveries	Provision	December 31, 2018
Commercial mortgage	$2,434	—	7	768	3,209
Home Equity lines and loans	280	(221)	18	246	323
Residential mortgage	82	—	61	48	191
Construction	1,689	—	—	(62)	1,627
Commercial and industrial	2,097	(244)	142	617	2,612
Small business loans	117	—	—	(39)	78
Consumer	5	—	4	(6)	3
Leases	5	—	—	5	10
Total	$6,709	(465)	232	1,577	8,053

The Allowance Allocated by Portfolio Segment

The following table details the allocation of the Allowance and the carrying value for loans and leases by portfolio segment based on the methodology used to evaluate the loans and leases for impairment as of December 31, 2019 respectively:

	Allowance on loans and leases			Carrying value of loans and leases
	Individually	Collectively		Individually	Collectively
December 31, 2019	evaluated	evaluated		evaluated	evaluated
(dollars in thousands)	for impairment	for impairment	Total	for impairment	for impairment	Total
Commercial mortgage	$—	3,426	3,426	$2,138	360,452	362,590
Home Equity lines and loans	46	296	342	536	81,047	81,583
Residential mortgage	—	179	179	854	42,265	43,119
Construction	—	2,362	2,362	1,247	170,797	172,044
Commercial and industrial	27	2,657	2,684	1,288	272,013	273,301
Small business loans	63	446	509	1,244	20,372	21,616
Consumer	—	6	6	—	1,003	1,003
Leases	—	5	5	—	697	697
Total	$136	9,377	9,513	$7,307	948,646	955,953	(1)

(1)	Excludes deferred fees and loans carried at fair value.

The following table details the allocation of the Allowance and the carrying value for loans and leases by portfolio segment based on the methodology used to evaluate the loans and leases for impairment as of December 31, 2018 respectively:

	Allowance on loans and leases			Carrying value of loans and leases
	Individually	Collectively		Individually	Collectively
December 31, 2018	evaluated	evaluated		evaluated	evaluated
(dollars in thousands)	for impairment	for impairment	Total	for impairment	for impairment	Total
Commercial mortgage	$—	3,209	3,209	$1,929	323,464	325,393
Home Equity lines and loans	—	323	323	83	82,203	82,286
Residential mortgage	—	191	191	969	40,969	41,938
Construction	—	1,627	1,627	1,281	115,625	116,906
Commercial and industrial	103	2,509	2,612	443	253,607	254,050
Small business loans	—	78	78	1,094	4,662	5,756
Consumer	—	3	3	—	701	701
Leases	—	10	10	—	1,335	1,335
Total	$103	7,950	8,053	$5,799	822,566	828,365	(1)
(1)	Excludes deferred fees and loans carried at fair value.

Loans and Leases by Credit Ratings

As part of the process of determining the Allowance to the different segments of the loan and lease portfolio, Management considers certain credit quality indicators. For the commercial mortgage, construction and commercial and industrial loan segments, periodic reviews of the individual loans are performed by Management. The results of these reviews are reflected in the risk grade assigned to each loan. These internally assigned grades are as follows:

•	Pass – Loans considered to be satisfactory with no indications of deterioration.
•

Special mention – Loans classified as special mention have a potential weakness that deserves Management’s close attention. If left uncorrected, these potential weaknesses may result in deterioration of the repayment prospects for the loan or of the institution’s credit position at some future date.

•

Substandard – Loans classified as substandard are inadequately protected by the current net worth and payment capacity of the obligor or of the collateral pledged, if any. Substandard loans have a well-defined weakness or weaknesses that jeopardize the liquidation of the debt. They are characterized by the distinct possibility that the institution will sustain some loss if the deficiencies are not corrected.

•

Doubtful – Loans classified as doubtful have all the weaknesses inherent in those classified as substandard, with the added characteristic that the weaknesses make collection or liquidation in full, on the basis of currently existing facts, conditions, and values, highly questionable and improbable. Loan balances classified as doubtful have been reduced by partial charge-offs and are carried at their net realizable values.

The following table details the carrying value of loans and leases by portfolio segment based on the credit quality indicators used to determine the Allowance as of December 31, 2019 and 2018, respectively:

December 31, 2019		Special
(dollars in thousands)	Pass	mention	Substandard	Doubtful	Total
Commercial mortgage	$353,724	5,821	3,045	—	362,590
Home equity lines and loans	81,046	—	537	—	81,583
Construction	170,823	1,221	—	—	172,044
Commercial and industrial	251,320	9,648	12,333	—	273,301
Small business loans	20,351	—	1,265	—	21,616
Total	$877,264	16,690	17,180	—	911,134

December 31, 2018		Special
(dollars in thousands)	Pass	mention	Substandard	Doubtful	Total
Commercial mortgage	$320,130	3,713	1,550	—	325,393
Home equity lines and loans	82,121	—	165	—	82,286
Construction	114,249	2,657	—	—	116,906
Commercial and industrial	234,813	12,590	6,617	30	254,050
Small business loans	4,368	30	1,358	—	5,756
Total	$755,681	18,990	9,690	30	784,391

In addition to credit quality indicators as shown in the above tables, Allowance allocations for residential mortgages, consumer loans and leases are also applied based on their performance status as December 31, 2019 and 2018, respectively. No troubled debt restructurings performing according to modified terms are included in performing residential mortgages below for the twelve months ended December 31, 2019 and 2018, respectively.

	December 31, 2019			December 31, 2018
(dollars in thousands)	Performing	Nonperforming	Total	Performing	Nonperforming	Total
Residential mortgage	$42,265	854	43,119	$40,969	969	41,938
Consumer	1,003	—	1,003	701	—	701
Leases	697	—	697	1,335	—	1,335
Total	$43,965	854	44,819	$43,005	969	43,974

There were five nonperforming residential mortgage loans at December 31, 2019 and six at December 31, 2018 with a combined outstanding principal balance of $839 thousand and $1.9 million, respectively, which were carried at fair value and not included in the table above.

Impaired Loans

The following tables detail the recorded investment and principal balance of impaired loans by portfolio segment, their related Allowance and interest income recognized for the periods.

	At December 31, 2019				At December 31, 2018
				Average				Average
	Recorded	Principal	Related	recorded	Recorded	Principal	Related	recorded
(dollars in thousands)	investment	balance	allowance	investment	investment	balance	allowance	investment
Impaired loans with related allowance:
Commercial mortgage	$—	—	—	—	—	—	—	—
Commercial and industrial	617	617	27	622	676	679	103	680
Small business loans	1,002	1,002	63	1,027	—	—	—	—
Home equity lines and loans	461	461	46	462	—	—	—	—
Residential mortgage	—	—	—	—	—	—	—	—
Construction	—	—	—	—	—	—	—	—
Total	2,080	2,080	136	2,111	676	679	103	680
Impaired loans without related allowance:
Commercial mortgage	$2,138	2,173	—	2,162	1,929	2,379	—	1,982
Commercial and industrial	671	718	—	693	598	682	—	618
Small business loans	242	242	—	250	263	263	—	267
Home equity lines and loans	75	75	—	76	83	89	—	84
Residential mortgage	854	854	—	855	969	978	—	978
Construction	1,247	1,248	—	1,262	1,281	1,281	—	1,293
Total	5,227	5,310	—	5,298	5,123	5,672	—	5,222
Grand Total	$7,307	7,390	136	7,409	5,799	6,351	103	5,902

Interest income recognized on performing impaired loans amounted to $206 thousand and $327 thousand for the twelve months ended December 31, 2019 and 2018, respectively.

Troubled Debt Restructuring

The restructuring of a loan is considered a “troubled debt restructuring” if both of the following conditions are met: (i) the borrower is experiencing financial difficulties, and (ii) the creditor has granted a concession. The most common concessions granted include one or more modifications to the terms of the debt, such as (a) a reduction in the interest rate for the remaining life of the debt, (b) an extension of the maturity date at an interest rate lower than the current market rate for new debt with similar risk, (c) a temporary period of interest-only payments, (d) a reduction in the contractual payment amount for either a short period or remaining term of the loan, and (e) for leases, a reduced lease payment. A less common concession granted is the forgiveness of a portion of the principal.

The determination of whether a borrower is experiencing financial difficulties takes into account not only the current financial condition of the borrower, but also the potential financial condition of the borrower, were a concession not granted. The determination of whether a concession has been granted is very subjective in nature. For example, simply extending the term of a loan at its original interest rate or even at a higher interest rate could be interpreted as a concession unless the borrower could readily obtain similar credit terms from a different lender.

The balance of TDRs at December 31, 2019 and 2018 are as follows:

	December 31,	December 31,
(dollars in thousands)	2019	2018
TDRs included in nonperforming loans and leases	$319	1,219
TDRs in compliance with modified terms	3,599	3,047
Total TDRs	$3,918	4,266

There were no loan and lease modifications granted during the year ended December 31, 2019 that were categorized as TDRs.

The following table presents information regarding loan and lease modifications granted during the year ended December 31, 2018 that were categorized as TDRs:

	For the Year Ended December 31, 2018
		Pre-Modification	Post-Modification
		Outstanding	Outstanding
	Number of	Recorded	Recorded	Related
(dollar in thousands)	Contracts	Investment	Investment	Allowance
Real Estate:
Commercial mortgage	1	$796	$796	$—
Land and Construction	1	1,628	1,628	—
Commercial and industrial	2	282	282	63
Small business loans	1	267	267
Total	5	$2,973	$2,973	$63

No loan and lease modifications granted during the twelve months ended December 31, 2019 and 2018 subsequently defaulted during the same time period.

The following table presents information regarding the number of contracts by type of loan and lease modifications made for the twelve months ended December 31, 2018:

	For the Year Ended
	December 31, 2018
		Interest Rate
	Loan Term	Change and Loan
	Extension	Term Extension
Real Estate:
Commercial Mortgage	1	—
Land and Construction	1	—
Commercial and industrial	1	1
Small business loans	1	—
Total	4	1